NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.           NATURE OF OPERATIONS

Pretium Resources Inc. (the "Company") was incorporated under the laws of the Province of British Columbia  ("BC"), Canada on October 22, 2010. The address of the Company’s registered office is Suite 2300, Four Bentall Centre, 1055 Dunsmuir Street, PO Box 49334, Vancouver, BC, V7X 1L4.

The Company was formed for the acquisition, exploration, development and operation of precious metal resource properties in the Americas. The Company’s primary asset is its wholly-owned underground Brucejack Mine located in northwestern BC.